WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MARCH 1, 2013

Effective October 8, 2013, the information below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund – Summary – Management.”

Portfolio Manager(s).  Brian D. Singer, a Partner of the Advisor, and Thomas Clarke, an Associate of the Advisor, co-manage the Fund.  Messrs. Singer and Clarke have each co-managed the Fund since its inception in 2011.

Effective October 8, 2013, the information below replaces similar disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

The Macro Fund is co-managed by Brian D. Singer and Thomas Clarke.  Messrs. Singer and Clarke are responsible for investment strategy, asset and currency allocation, and portfolio construction.

Brian D. Singer, a Partner with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011.  He joined the firm in 2011.  Prior to joining William Blair, he was a Managing Partner and Head of Investment Strategies at Singer Partners, LLC from 2009 to 2011.  Prior to that, he was the head of UBS Global Investment Solutions Group and Americas’ Chief Investment Officer, UBS Global Asset Management (Americas) Inc., from 2003 to 2007.  He serves on the Exeter College at Oxford University Endowment Investment Committee and is the chairman of the Milton Friedman inspired organization “Free To Choose Network.”  He has the Chartered Financial Analyst designation and is a member of the CFA Institute.  Education:  B.A., Economics, Northwestern University; M.B.A., University of Chicago.

Thomas Clarke, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011.  He joined the firm in 2011.  Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011.  Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2000 to 2009.  During his time at UBS Global Asset Management (Americas) Inc., he served as the head of currency analysis and strategy for UBS Global Investment Solutions Group from 2000 to 2009.  Education:  BSc, University of Manchester (UK).

Dated:  October 8, 2013

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MARCH 1, 2013

Effective October 8, 2013, the information below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund – Summary – Management.”

Portfolio Manager(s). Brian D. Singer, a Partner of the Advisor, and Thomas Clarke, an Associate of the Advisor, co-manage the Fund. Messrs. Singer and Clarke have each co-managed the Fund since its inception in 2011.

Effective October 8, 2013, the information below replaces similar disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

The Macro Fund is co-managed by Brian D. Singer and Thomas Clarke. Messrs. Singer and Clarke are responsible for investment strategy, asset and currency allocation, and portfolio construction.

Brian D. Singer, a Partner with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner and Head of Investment Strategies at Singer Partners, LLC from 2009 to 2011. Prior to that, he was the head of UBS Global Investment Solutions Group and Americas’ Chief Investment Officer, UBS Global Asset Management (Americas) Inc., from 2003 to 2007. He serves on the Exeter College at Oxford University Endowment Investment Committee and is the chairman of the Milton Friedman inspired organization “Free To Choose Network.” He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Economics, Northwestern University; M.B.A., University of Chicago.

Thomas Clarke, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011. Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2000 to 2009. During his time at UBS Global Asset Management (Americas) Inc., he served as the head of currency analysis and strategy for UBS Global Investment Solutions Group from 2000 to 2009. Education: BSc, University of Manchester (UK).

Dated: October 8, 2013

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois 60606
Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MARCH 1, 2013

Effective October 8, 2013, the information below replaces similar disclosure in the Prospectus under “William Blair Macro Allocation Fund – Summary – Management.”

Portfolio Manager(s). Brian D. Singer, a Partner of the Advisor, and Thomas Clarke, an Associate of the Advisor, co-manage the Fund. Messrs. Singer and Clarke have each co-managed the Fund since its inception in 2011.

Effective October 8, 2013, the information below replaces similar disclosure in the Prospectus under “Management of the Funds – Portfolio Management.”

The Macro Fund is co-managed by Brian D. Singer and Thomas Clarke. Messrs. Singer and Clarke are responsible for investment strategy, asset and currency allocation, and portfolio construction.

Brian D. Singer, a Partner with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner and Head of Investment Strategies at Singer Partners, LLC from 2009 to 2011. Prior to that, he was the head of UBS Global Investment Solutions Group and Americas’ Chief Investment Officer, UBS Global Asset Management (Americas) Inc., from 2003 to 2007. He serves on the Exeter College at Oxford University Endowment Investment Committee and is the chairman of the Milton Friedman inspired organization “Free To Choose Network.” He has the Chartered Financial Analyst designation and is a member of the CFA Institute. Education: B.A., Economics, Northwestern University; M.B.A., University of Chicago.

Thomas Clarke, an Associate with William Blair & Company, L.L.C., has co-managed the Macro Fund since its inception in 2011. He joined the firm in 2011. Prior to joining William Blair, he was a Managing Partner at Singer Partners, LLC from 2009 to 2011. Prior to that, he was with UBS Global Asset Management (Americas) Inc. from 2000 to 2009. During his time at UBS Global Asset Management (Americas) Inc., he served as the head of currency analysis and strategy for UBS Global Investment Solutions Group from 2000 to 2009. Education: BSc, University of Manchester (UK).

Dated: October 8, 2013

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois 60606
Please retain this supplement with your Prospectus for future reference.